Land Use Rights	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

	As of March 31,
	2019	2018
Land use rights, cost	$853,552	$914,011
Less: accumulated amortization	(79,178)	(66,506)
Land use rights, net	$774,374	$847,505

As of March 31, 2019 and 2018, the Company pledged its land use right on its 12,120 square meters land with a carrying value of $95,540 and $105,066, respectively, as the collateral for a short-term bank loans (see Note 8).

Amortization expense was $17,076 and $17,411 for the years ended March 31, 2019 and 2018, respectively.

Estimated future amortization expense is as follows as of March 31, 2019:

Years ending March 31,	Amortization expense

2020	$17,076
2021	17,076
2022	17,076
2023	17,076
2024	17,076
Thereafter	688,994
$774,374